MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

19.            MAJOR CUSTOMERS AND SUPPLIERS

There is no customer that contributed more than 10% of net sales or accounts receivable.

The following table summarizes suppliers which contributed more than 10% of total advances to suppliers:

	Advance to suppliers
	December 31,
	2011	2012
	$	$
Company I	36,383,712	28,328,982
Company II	41,982,828	39,536,806
Company III	45,924,240	36,887,990
Company IV	19,780,216	15,518,098